Allowance for Loan and Lease Losses Schedule of Recorded Invesment Credit Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 7,785,430	$ 6,519,281	$ 6,099,268
Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	797,655	175,415	104,707
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,049,034	989,969	1,125,421
Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,846,689	1,165,384	1,230,128
Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,292,020	3,727,542	2,790,512
Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	768,922	829,299	1,392,273
Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	681,205	588,501	451,443
Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	188,820	200,112	224,627
Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	7,774	8,443	10,285
Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,938,741	5,353,897	4,869,140
Pass | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	780,343	151,473	88,749
Pass | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	690,940	639,883	731,786
Pass | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,471,283	791,356	820,535
Special Mention | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5	1,527	897
Special Mention | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	72,466	78,385	72,267
Special Mention | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	72,471	79,912	73,164
Substandard | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	12,619	18,279	15,061
Substandard | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	285,628	270,656	315,590
Substandard | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	298,247	288,935	330,651
Doubtful | Commercial Loan
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,688	4,136
Doubtful | Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income		1,045	5,778
Doubtful | Commercial and Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,688	5,181	5,778
Performing Financing Receivable | Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,226,940	3,655,884	2,739,262
Performing Financing Receivable | Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	618,882	649,391	984,263
Performing Financing Receivable | Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	679,910	586,116	447,602
Performing Financing Receivable | Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	184,564	195,861	222,207
Performing Financing Receivable | Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	7,202	8,024	9,365
Performing Financing Receivable | Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,717,498	5,095,276	4,402,699
Nonperforming Financing Receivable | Residential Portfolio Segment
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	65,080	71,658	51,250
Nonperforming Financing Receivable | Government insured pool buyouts
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	150,040	179,908	408,010
Nonperforming Financing Receivable | Lease financing receivables
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,295	2,385	3,841
Nonperforming Financing Receivable | Home Equity Line of Credit
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,256	4,251	2,420
Nonperforming Financing Receivable | Consumer And Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	572	419	920
Nonperforming Financing Receivable | Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 221,243	$ 258,621	$ 466,441